Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following at December 31, (in thousands):

	2014	2013
Land	$2,976	$2,529
Buildings	7,602	7,267
Machinery and equipment	83,048	73,503
Furnitures and fixtures	7,445	6,788
Vehicles	2,684	2,679
Other	3,055	3,400
Construction in progress	2,456	10,616
Total property and equipment	109,266	106,782
Less: accumulated depreciation and amortization	(59,411)	(54,547)
Net property and equipment	$49,855	$52,235

Depreciation and amortization expense of property and equipment for the years ended December 31, 2014, 2013 and 2012 was $9.0 million, $8.3 million and $7.6 million, respectively.
Vehicles under capital leases are included in the cost and accumulated depreciation and amortization as follows at December 31, (in thousands):

	2014	2013
Vehicle capital leases	$1,561	$1,568
Less: accumulated depreciation and amortization	(1,553)	(1,542)
Net equipment acquired under capital leases	$8	$26